Amounts receivable - Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Revenues receivable from royalty, stream and other interests	$ 1,044	$ 1,257
Interest income receivable	2,474	2,133
Amounts receivable from associates	813	641
Sales taxes and exploration tax credits	7,224	2,063
Other receivables	1,339	236
Amounts receivable	$ 12,894	$ 6,330